Fair Value Measurements - Financial Instruments Not Carried At Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	$ 151,552	$ 151,739
Assets, fair value	108,076	106,389
Liabilities	150,490	150,479
Carrying amount | Other policyholder funds and benefits payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	9,921	10,675
Carrying amount | Funds Withheld Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	10,367	11,034
Carrying amount | Policy loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,528	1,495
Carrying amount | Mortgage loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,019	2,520
Estimate of fair value | Other policyholder funds and benefits payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, fair value	8,305	8,666
Estimate of fair value | Funds Withheld Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, fair value	10,367	11,034
Estimate of fair value | Policy loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value	1,528	1,495
Estimate of fair value | Mortgage loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value	$ 1,814	$ 2,232